DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE LIABILITIES [Text Block]
6.	DERIVATIVE LIABILITIES

Derivate liabilities consist of outstanding warrants that have exercise prices denominated in United States dollars (Note 12). The fair value of these warrants as at December 31, 2011 and 2010 is as follows:

	Exercise	2011	2010
	price
1,613,162 warrants expiring on Jan 25, 2012	US$0.25	1,115	62
		$1,115	$62

The fair value of these warrants was determined using the Black-Scholes option pricing model, and adjusted for market factor, using the following assumptions:

	2011	2010
Volatility	413%	155% - 467%
Dividend yield	-	-
Risk-free interest rate	0.97%	0.20% - 0.28%
Expected life	0.07 yr	0.07 yr – 1 yr